Subsequent Events (Details) - USD ($)	6 Months Ended		7 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jul. 27, 2015	Jul. 31, 2015
Subsequent Event [Line Items]
Net loss on derivatives	$ (198,930)	$ (335,663)
M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas
Subsequent Event [Line Items]
Aggregate value of vessels transferred			$ 63,200,000
Seacommercial Shipping Services S.A.
Subsequent Event [Line Items]
Vessel purchase commission rate	1.00%
Seacommercial Shipping Services S.A. | M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas
Subsequent Event [Line Items]
Vessel purchase commission rate			1.00%
Commission amount payable to the management company for the purchase, sale and construction of vessels			$ 632,000
HSH Nordbank AG and HSBC Bank Plc
Subsequent Event [Line Items]
Extinguishment of debt amount			56,436,400
Net loss on derivatives			$ 155,300
Nordea Bank Finland Plc
Subsequent Event [Line Items]
Cancellation of undrawn amount				$ 78,000,000